Accrued liabilities and other current liabilities - Accrued liabilities and other current liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Salary and welfare payable	¥ 8,915	¥ 3,616
Other tax payables	3,221	350
Accrued listing expenses (Note a)	0	4,963
Others	3,228	3,926
Total	¥ 15,364	¥ 12,855